                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended   December 31, 2005


Check here if Amendment [ ]              Amendment Number :
                                                            ---------

   This Amendment (Check only one):  [ ] is a restatement

                                     [ ] adds new holdings entries.


Institutional Investment Manager Filing
this Report:

Name:      Tugar Capital Management, L.P.
           ---------------------------------
Address:   1601 Elm Street, Suite 4000
           ---------------------------------
           Dallas, Texas 75201
           ---------------------------------

Form 13F File Number:   28-11154
                        --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth L. Tananbaum
        -----------------------------------------------------
Title:  Manager of Tugar Holdings, LLC, general partner
        -----------------------------------------------------
        of Tugar Capital Management, L.P.
        -----------------------------------------------------
Phone:  (214) 720-1600
        -----------------------------------------------------

Signature, Place and Date of Signing:

            /s/ Kenneth L. Tananbaum      Dallas, Texas      February 13, 2006
           --------------------------    ---------------    -------------------
                  (Signature)             (City, State)            (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings [] reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
Form 13F Information Table Entry Total:                              72
Form 13F Information Table Value Total:                         $85,939
                                                       ( in thousands )


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                    VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER
 ISSUER                          CLASS          CUSIP     [x$1000]    PRN AMT   PRN  CALL  DISCRETION MANAGERS SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC                        COM          00339B107     967      45,000    SH   PUT   SOLE         0       0     45,000     0
AMERICREDIT CORP                   COM          03060R101    1,774     69,200    SH   PUT   SOLE         0       0     69,200     0
AMERICREDIT CORP             NOTE 1.750%11/1    03060RAM3    1,426    1,000,000  PRN        SOLE         0      N/A     N/A      N/A
ATHEROGENICS INC                   COM          047439104     200      10,000    SH   PUT   SOLE         0       0     10,000     0
ALKERMES INC                       COM          01642T108     860      45,000    SH   PUT   SOLE         0       0     45,000     0
ALKERMES INC                  NOTE 2.500%9/0    01642TAE8    1,413    1,000,000  PRN        SOLE         0      N/A     N/A      N/A
AMR CORP                           COM          001765106     222      10,000    SH   CALL  SOLE         0       0     10,000     0
AMR CORP                           COM          001765106     667      30,000    SH   PUT   SOLE         0       0     30,000     0
AMR CORP                           COM          001765106     689      31,000    SH   CALL  SOLE         0       0     31,000     0
ASM INTL NV                  NOTE 4.250%12/0    00207DAG7    1,965    2,000,000  PRN        SOLE         0      N/A     N/A      N/A
BELL MICROPRODUCTS INC             COM          078137106      8        1,000    SH   PUT   SOLE         0       0     1,000      0
BELL MICROPRODUCTS INC        NOTE 3.750%3/0    078137AC0    1,864    2,000,000  PRN        SOLE         0      N/A     N/A      N/A
CITADEL BROADCASTING CORP          COM          17285T106     134      10,000    SH   PUT   SOLE         0       0     10,000     0
CITADEL BROADCASTING CORP     NOTE 1.875%2/1    17285TAB2     774     1,000,000  PRN        SOLE         0      N/A     N/A      N/A
ELECTRONIC DATA SYS NEW            COM          285661104    1,082     45,000    SH   PUT   SOLE         0       0     45,000     0
ELECTRONIC DATA SYS NEW       NOTE 3.875%7/1    285661AF1     999     1,000,000  PRN        SOLE         0      N/A     N/A      N/A
FORD MTR CO DEL               COM PAR $0.01     345370860     703      91,000    SH   PUT   SOLE         0       0     91,000     0
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206    3,450     125,000   SH         SOLE         0       0    125,000     0
FEDERAL NATL MTG ASSN              COM          313586109    1,181     24,200    SH   PUT   SOLE         0       0     24,200     0
GENERAL MTRS CORP                  COM          370442105     388      20,000    SH   PUT   SOLE         0       0     20,000     0
GENERAL MTRS CORP                  COM          370442105    1,457     75,000    SH   PUT   SOLE         0       0     75,000     0
GENERAL MTRS CORP             DEB SR CONV A     370442741    1,289     61,800    SH         SOLE         0       0     61,800     0
GREY WOLF INC                      COM          397888108     155      20,000    SH   PUT   SOLE         0       0     20,000     0
GREY WOLF INC                 NOTE 3.750%5/0    397888AD0    2,587    2,000,000  PRN        SOLE         0      N/A     N/A      N/A
INVITROGEN CORP                    COM          46185R100     200       3,000    SH   PUT   SOLE         0       0     3,000      0
INVITROGEN CORP                    COM          46185R100     333       5,000    SH   PUT   SOLE         0       0     5,000      0
KELLWOOD CO                        COM          488044108     119       5,000    SH   PUT   SOLE         0       0     5,000      0
KELLWOOD CO                        COM          488044108    1,163     48,700    SH   PUT   SOLE         0       0     48,700     0
KELLWOOD CO                   DBCV 3.500%6/1    488044AF5    1,612    2,000,000  PRN        SOLE         0      N/A     N/A      N/A
LANDAMERICA FINL GROUP INC         COM          514936103     125       2,000    SH   PUT   SOLE         0       0     2,000      0
LANDAMERICA FINL GROUP INC    DBCV 3.250%5/1    514936AD5    2,527    2,000,000  PRN        SOLE         0      N/A     N/A      N/A
LIONS GATE ENTMNT CORP           COM NEW        535919203      31       4,100    SH   PUT   SOLE         0       0     4,100      0
L-3 COMMUNICATIONS HLDGS INC       COM          502424104    1,487     20,000    SH   PUT   SOLE         0       0     20,000     0
ALLSCRIPTS HEATLHCARE SOLUTI  DBCV 3.500%7/1    01988PAB4    2,733    2,000,000  PRN        SOLE         0      N/A     N/A      N/A
MEDTRONIC INC                      COM          585055106     576      10,000    SH   PUT   SOLE         0       0     10,000     0
MAVERICK TUBE CORP                 COM          577914104     399      10,000    SH   PUT   SOLE         0       0     10,000     0
MAVERICK TUBE CORP            NOTE 4.000%6/1    577914AB0    2,192    1,500,000  PRN        SOLE         0      N/A     N/A      N/A
MAXTOR CORP                      COM NEW        577729205     278      40,000    SH   PUT   SOLE         0       0     40,000     0
NABORS INDUSTRIES LTD              SHS          G6359F103     379       5,000    SH   PUT   SOLE         0       0     5,000      0
NCI BUILDING SYS INC               COM          628852105     552      13,000    SH   PUT   SOLE         0       0     13,000     0
NCI BUILDING SYS INC         NOTE 2.125%11/1    628852AG0    1,185    1,000,000  PRN        SOLE         0      N/A     N/A      N/A
OIL STS INTL INC                   COM          678026105      79       2,500    SH   PUT   SOLE         0       0     2,500      0
OVERSTOCK COM INC DEL              COM          690370101    1,140     40,500    SH   PUT   SOLE         0       0     40,500     0
OVERSTOCK COM INC DEL        NOTE 3.750%12/0    690370AB7     728     1,000,000  PRN        SOLE         0      N/A     N/A      N/A

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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                    VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER
 ISSUER                          CLASS          CUSIP     [x$1000]    PRN AMT   PRN  CALL  DISCRETION MANAGERS SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                   COM          806857108     972      10,000    SH   PUT   SOLE         0       0     10,000     0
SCHLUMBERGER LTD              DBCV 1.500%6/0    806857AC2    2,758    2,000,000  PRN        SOLE         0      N/A     N/A      N/A
TYCO INTL LTD NEW                  COM          902124106     104       3,600    SH   PUT   SOLE      0          0     3,600      0
TYCO INTL LTD NEW                  COM          902124106     473      16,400    SH   PUT   SOLE      0          0     16,400     0
WATSON PHARMACEUTICALS INC         COM          942683103    1,300     40,000    SH   PUT   SOLE      0          0     40,000     0
AMKOR TECHNOLOGY                   COM          031652100     330      58,900    SH   PUT   SOLE      0       58,900     0        0
AMYLIN PHARMACCEUTICALS INC        COM          032346108     559      14,000    SH   PUT   SOLE      0       14,000     0        0
AON CORP                           COM          037389103     230       6,400    SH   PUT   SOLE      0        6,400     0        0
AON CORP                           COM          037389103    2,588     72,000    SH   PUT   SOLE      0       72,000     0        0
DEUTSCHE TELEKOM AG           SPONSORED ADR     251566105    1,663     100,000   SH   CALL  SOLE      0       100,000    0        0
EASTMAN KODAK CO                   COM          277461109    2,340     100,000   SH   PUT   SOLE      0       100,000    0        0
EMC CORP MASS                      COM          268648102     545      40,000    SH   PUT   SOLE      0       40,000     0        0
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206     124       4,500    SH         SOLE      0        4,500     0        0
FLEXTRONICS INTL LTD               ORD          Y2573F102     209      20,000    SH   PUT   SOLE      0       20,000     0        0
FLEXTRONICS INTL LTD               ORD          Y2573F102     428      41,000    SH   PUT   SOLE      0       41,000     0        0
GENERAL MTRS CORP                  COM          370442105      49       2,500    SH   PUT   SOLE      0        2,500     0        0
GENERAL MTRS CORP                  COM          370442105     388      20,000    SH   PUT   SOLE      0       20,000     0        0
HALLIBURTON CO                     COM          406216101    1,512     24,400    SH   PUT   SOLE      0       24,400     0        0
HALLIBURTON CO                     COM          406216101    3,718     60,000    SH   PUT   SOLE      0       60,000     0        0
HILTON HOTELS CORP                 COM          432848109    7,580     314,400   SH   PUT   SOLE      0       314,400    0        0
KULICKE & SOFFA INDS INC           COM          501242101     177      20,000    SH   PUT   SOLE      0       20,000     0        0
KELLWOOD CO                        COM          488044108      60       2,500    SH   PUT   SOLE      0        2,500     0        0
OVERSTOCK COM INC DEL              COM          690370101     676      24,000    SH   PUT   SOLE      0       24,000     0        0
OVERSTOCK COM INC DEL              COM          690370101     788      28,000    SH   PUT   SOLE      0       28,000     0        0
WASHINGTON MUT INC                 COM          939322103    1,740     40,000    SH   PUT   SOLE      0       40,000     0        0
WASHINGTON MUT INC                 COM          939322103    8,178     188,000   SH   PUT   SOLE      0       188,000    0        0
RITE AID CORP                      COM          767754104     139      40,000    SH   PUT   SOLE      0       40,000     0        0
ST PAUL TRAVELERS INC              COM          792860108    2,220     49,700    SH   PUT   SOLE      0       49,700     0        0